Condensed consolidated income statement (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Interest and similar income		£ 12,772	£ 10,692
Interest and similar expense		(9,657)	(7,572)
Net interest income		3,115	3,120
Fee and commission income		4,775	4,527
Fee and commission expense		(1,527)	(1,721)
Net fee and commission income		3,248	2,806
Net trading income		3,302	3,853
Net investment income/(expense)		15	(14)
Other income		14	39
Total income		9,694	9,804
Staff costs		(2,866)	(2,827)
Infrastructure, administration and general expenses		(3,199)	(3,125)
UK regulatory levies	[1]	(66)	0
Litigation and conduct		(56)	(34)
Operating expenses		(6,187)	(5,986)
Share of post-tax results of associates and joint ventures		1	2
Profit/(loss) before impairment		3,508	3,820
Credit impairment charge		(831)	(688)
Profit before tax		2,677	3,132
Tax charge		(520)	(525)
Profit after tax		2,157	2,607
Attributable to:
Equity holders of the parent		1,735	2,188
Other equity instrument holders		422	419
Profit after tax		£ 2,157	£ 2,607

[1]	Comprises the impact of the BoE levy scheme. Please refer to Financial Review, Other matters for details.